CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 10,221	$ 19,489
Bank deposits		12	12
Marketable securities		14,054	4,425
Accounts receivables		10,040	3,595
Prepaid expenses and other current assets		1,935	3,774
TOTAL CURRENT ASSETS		36,262	31,295
NON-CURRENT ASSETS:
Restricted long-term deposits and cash equivalents		1,308	1,291
Long-term receivables		0	1,024
Property and equipment, net		162	202
Operating lease right-of-use assets		1,230	1,426
Other long-term assets		0	13
Funds in respect of employee rights upon retirement		345	595
TOTAL NON-CURRENT ASSETS		3,045	4,551
TOTAL ASSETS		39,307	35,846
CURRENT LIABILITIES:
Accounts payable		1,165	1,265
Other accounts payable		3,308	3,590
Current maturities of operating leases		482	430
TOTAL CURRENT LIABILITIES		4,955	5,285
LONG-TERM LIABILITIES:
Operating leases liabilities		700	878
Liability for employee rights upon retirement		415	833
Other long-term Liability		1,355	0
TOTAL LONG-TERM LIABILITIES		2,470	1,711
TOTAL LIABILITIES		7,425	6,996
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 1 par value – authorized: 5,000,000 as of December 31, 2024 and June 30, 2025, respectively; issued and outstanding: 2,785,787 as of December 31, 2024 and June 30, 2025, respectively *	[1]	774	774
Additional paid-in capital		259,189	258,959
Accumulated deficit		(228,081)	(230,883)
TOTAL SHAREHOLDERS' EQUITY		31,882	28,850
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 39,307	$ 35,846

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split. For additional information see note 6a.